Condensed Financial Information (Parent Company Only) - Condensed Balance Sheets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks	$ 2,385,846	$ 6,427,536
Other assets	811,007	892,118
Total assets	308,642,474	311,924,652
Liabilities
Other liabilities	1,076,363	1,418,988
Stockholders' Equity	45,566,500	45,016,098	$ 41,138,796
Total liabilities and stockholders' equity	308,642,474	311,924,652
Parent Company
Assets
Cash and due from banks	4,800,526	3,847,179
Investment in common stock of subsidiary	42,428,601	41,012,112
Loan receivable from subsidiary	216,506	254,385
Other assets	106,960	96,993
Total assets	47,552,593	45,210,669
Liabilities
Other liabilities	1,986,093	194,571
Stockholders' Equity	45,566,500	45,016,098
Total liabilities and stockholders' equity	$ 47,552,593	$ 45,210,669